Income Taxes (Details) - Schedule of deferred tax recovery - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax recovery [Abstract]
Deferred tax recovery	$ (800)	$ (697)
Total	$ (800)	$ (697)